UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2018

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2018

OppenheimerFunds®
The Right Way
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Oppenheimer Rochester® **Intermediate Term Municipal Fund**

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Bond 5-Year (4-6) Index
6-Month	-0.50%	-2.74%	-1.26%
1-Year	3.33	1.00	0.65
5-Year	2.62	2.16	1.54
Since Inception (12/6/10)	3.58	3.26	2.37

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Our Twitter handle is @RochesterFunds.

2 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Fund Performance Discussion

Oppenheimer Rochester Intermediate Term Municipal Fund continued to generate attractive levels of tax-free income during the most recent reporting period. As of March 31, 2018, the Class A shares provided a distribution yield at net asset value (NAV) of 2.20%. Like its benchmark, the Fund had a negative total return for the 6 months ended on that date. Falling bond prices during this reporting period had an adverse effect on the performance of the overall market, including the Class A shares of this Fund.

MARKET OVERVIEW

At its March meeting, the first with Jerome “Jay” Powell at the helm, the Federal Open Market Committee (FOMC) raised the Fed Funds target rate to a range of 1.50% to 1.75%, citing recent strengthening of the economic outlook. The Fed also indicated that it currently expects to raise this short-term interest rate two more times in 2018, three times in 2019, and two times in 2020. As the FOMC statement notes, “the actual path ... will depend on the economic outlook as informed by incoming data.”

In all, the Fed Fund rate was raised twice during this reporting period. The target range, which was set to the range of zero to 0.25% between December 2008 and December 2015, has had six increases of 0.25 percentage points to date. During this reporting period, the muni market’s reactions to the Fed’s announcements did not appear to be especially significant or lasting.

The Fed began to “normalize” its balance sheet earlier in this reporting period. Reductions of $10 billion a month began in October 2017 and are expected to reach $50 billion a month by year-end 2018.

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	2.20%
Dividend Yield with sales charge	2.15
Standardized Yield	2.04
Taxable Equivalent Yield	3.45
Last distribution (3/27/18)	$0.008
Total distributions (10/1/17 to 3/31/18)	$0.048

Endnotes for this discussion begin on page 10 of this report.

3 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

In December 2017, President Donald J. Trump signed the Tax Cuts and Jobs Act of 2017. The top federal income tax rate for 2018 was lowered to 37%, from 39.6%. Although it had been targeted for elimination, the federal tax exemption on the net investment income generated by muni bonds and muni bond funds remained intact. Additionally, this income will continue to be exempt from the 3.8% tax on unearned income that applies to the income generated by investments in other asset classes. The maximum deduction for state and local income taxes, property taxes, and sales taxes was set at $10,000, providing investors with greater incentives to seek tax-free income. Any increase in demand for municipal securities would benefit existing muni market investors.

At the end of this reporting period, the ICE BofA Merrill Lynch AAA Municipal Securities Index – the AAA subset of the broader ICE BofA Merrill Lynch US Municipal Securities Index – yielded 2.40%, 57 basis points higher than at the reporting period’s outset.

The high-grade muni yield curve and the Treasury yield curve rose and flattened during this reporting period, with long-term yields exhibiting slight changes while the short-term yields changed more significantly. Flatter yield curves provide investors with fewer incentives to purchase longer-maturity bonds and typically reflect expectations of rising interest rates.

On a nominal basis, yields on Treasuries at all maturities were higher than municipal yields with comparable maturities as of March 31, 2018. Nonetheless, for any taxpayer, a muni bond with a maturity of 20 years or more would provide more after-tax income than a Treasury security with the same maturity. Treasury bonds are backed by the full faith and credit of the U.S. government.

This reporting period was also characterized by credit spread tightening, which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds decreases. As credit spreads tighten, investments in lower-rated and unrated securities typically outperform municipal securities with higher credit ratings.

The Commonwealth of Puerto Rico remained in the headlines throughout this reporting period, and more detailed information about the developments discussed below can be found on our online PR Roundup (oppenheimerfunds.com/puerto-rico).

Investors should note that this Fund was not invested in securities issued in Puerto Rico as of March 31, 2018.

FUND PERFORMANCE

Oppenheimer Rochester Intermediate Term Municipal Fund held more than 285 securities as of March 31, 2018. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

4 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The Rochester Portfolio Managers

The Fund’s dividend trend this reporting period demonstrates the power a yield-driven approach can have amid challenging market conditions. This Fund’s Class A dividend remained steady at 0.8 cents per share throughout this reporting period. In all, the Fund distributed 4.8 cents per Class A share this reporting period.

While this Fund is managed to deliver competitive levels of tax-free income and yield-driven total returns over the long term,

market conditions can at times cause it to underperform the overall market; that was the case this reporting period. As noted earlier, the Fund had a handsome distribution yield at NAV. The value of the team’s approach to investing in bonds from a wide variety of sectors was evident this reporting period, as many sectors delivered strong performance.

Five of the Fund’s 10 largest sectors were among the 10 strongest sectors this reporting period. The Fund’s performance this reporting

5        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The Rochester Credit Research Team

6        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

period was primarily driven by its holdings of tobacco bonds. These high-yielding securities, which are backed by proceeds from the landmark 1998 Master Settlement Agreement (MSA), comprised the Fund’s sixth-largest sector as of March 31, 2018. Large sectors ranked among the Fund’s 10 strongest sectors for the reporting period included general obligation (G.O.), the Fund’s largest; hospital/ healthcare, its second largest; municipal leases, its fifth largest; and marine/aviation facilities, its eighth largest.

Research-based security selection continued to be a factor in the strong performance of these sectors. The G.O. sector, the fifth strongest performer this reporting period, includes bonds issued in various federal municipalities, many of which are insured. Most of the securities in the hospital/ healthcare sector, the Fund’s second strongest, are investment grade, though the Fund also invests across the credit spectrum in this sector. The municipal leases sector, which consists of securities backed by the proceeds of lease arrangements entered into by state and local governments, was the Fund’s ninth-best performing sector as of March 31, 2018. Holdings in the marine/ aviation facilities sector, this Fund’s seventh strongest performer, are typically high-grade investments backed by valuable collateral.

Market conditions during the reporting period, notably the pricing pressure on high quality securities, caused many sectors to detract from the Fund’s total return. The list of detractors as of March 31, 2018, includes the higher education sector (the Fund’s third largest sector), highways/commuter facilities (its fourth largest), Special Tax (its seventh largest), and tax increment financing, or TIFs (its ninth largest). Among the smaller sectors that detracted from the Fund’s performance this reporting period were: education, diversified financial services and electric utilities.

Investors should note that some of this Fund’s investments in securities are insured. A complete listing of securities held by this Fund can be found in this report’s Statement of Investments.

INVESTMENT STRATEGY

This Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of between 3 and 7 years for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 10% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

While market conditions can and do fluctuate, the Fund’s portfolio management team adheres to a consistent investment approach based on its belief that tax-free yield can help investors achieve their long-term financial

7        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

objectives. The team does not manage its funds based on predictions of interest rate changes. Further details about the Rochester team’s investment approach can be found on our landing page, oppenheimerfunds.com/rochesterway.

Scott S. Cottier, CFA Senior Vice President, Senior Portfolio Manager and Team Leader

In closing, we believe that the structure and sector composition of this Fund and the team’s use of time-tested strategies will continue to benefit fixed income investors through interest rate and economic cycles.

Troy E. Willis, CFA, J.D. Senior Vice President, Senior Portfolio Manager and Team Leader

On behalf of the rest of the Rochester portfolio managers: Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

8        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

General Obligation	12.6%
Hospital/Healthcare	10.8
Higher Education	7.8
Highways/Commuter Facilities	6.8
Municipal Leases	6.4
Tobacco Master Settlement Agreement	5.9
Special Tax	5.1
Marine/Aviation Facilities	4.3
Tax Increment Financing (TIF)	4.2
Government Appropriation	3.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2018 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	2.2%	0.6%	2.8%
AA	35.6	0.0	35.6
A	32.5	2.0	34.5
BBB	13.0	5.8	18.8
BB or lower	5.0	3.3	8.3
Total	88.3%	11.7%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2018 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A, and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

9 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS As of 3/31/18

	Without Sales Charge	With Sales Charge
Class A	2.20%	2.15%
Class C	1.31	N/A
Class Y	2.45	N/A

STANDARDIZED YIELDS For the 30 Days Ended 3/31/18

Class A	2.04%
Class C	1.31
Class Y	2.30

TAXABLE EQUIVALENT YIELDS As of 3/31/18

Class A	3.45%
Class C	2.21
Class Y	3.89

UNSUBSIDIZED STANDARDIZED YIELDS For the 30 Days Ended 3/31/18

Class A	2.01%
Class C	1.31
Class Y	2.30

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/18

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORRWX)	12/6/10	-0.50%	3.33%	2.62%	3.58%
Class C (ORRCX)	12/6/10	-0.66	2.53	1.85	2.79
Class Y (ORRYX)	12/6/10	-0.39	3.32	2.83	3.81

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/18

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORRWX)	12/6/10	-2.74%	1.00%	2.16%	3.26%
Class C (ORRCX)	12/6/10	-1.65	1.53	1.85	2.79
Class Y (ORRYX)	12/6/10	-0.39	3.32	2.83	3.81

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Bond 5 Year (4-6) Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The Bloomberg Barclays

10 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Municipal Bond 5 Year (4-6) Index is the 4- to 6- year component of the Bloomberg Barclays Municipal Bond Index. The index is unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses, or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.008 for the 35-day accrual period ended March 27, 2018. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on March 27, 2018; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0048 and $0.0089, respectively, for the 35-day accrual period ended March 27, 2018 and on the corresponding net asset values on that date.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended March 31, 2018 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended March 31, 2018. The calculation excludes any expense reimbursements and thus may result in a lower yield.

Taxable equivalent yield is based on the standardized yield and the 2018 top federal tax rate of 40.8%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The ICE BofA Merrill Lynch AAA Municipal Securities index is the AAA subset of the ICE BofA Merrill Lynch US Municipal Securities Index, which tracks the performance of dollar-denominated, investment-grade, tax-exempt debt issued by U.S. states and territories and their political subdivisions; index constituents are weighted based on capitalization, and accrued interest is calculated assuming next-day settlement.

11 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio managers and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on March 31, 2018, and are subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

12 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Actual	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During 6 Months Ended March 31, 2018
Class A	$ 1,000.00	$ 995.00	$ 5.19
Class C	1,000.00	993.40	9.09
Class Y	1,000.00	996.10	4.09

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.75	5.25
Class C	1,000.00	1,015.86	9.19
Class Y	1,000.00	1,020.84	4.14

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2018 are as follows:

Class	Expense Ratios
Class A	1.04%
Class C	1.82
Class Y	0.82

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

14 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.0%
Alabama—2.4%
$230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	04/29/2018	A	$230,639
2,700,000	Homewood, AL GO Warrants[1]	5.000	09/01/2030	09/01/2026	A	3,151,143
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	04/29/2018	A	10,021
2,005,000	University of South Alabama[1]	5.000	11/01/2034	11/01/2026	A	2,301,339
						5,693,142

Arizona—3.0%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.500	06/01/2031	04/29/2018	A	20,035
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,144,720
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	253,030
725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	806,214
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	284,933
1,000,000	Pima County, AZ IDA (American Leadership Academy)	4.750	06/15/2037	03/13/2034	B	986,300
75,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	01/06/2023	B	74,793
460,000	Tempe, AZ IDA (Mirabella at ASUN)	4.000	10/01/2023	10/01/2020	A	461,845
900,000	Tempe, AZ IDA (Mirabella at ASUN)	5.500	10/01/2027	04/26/2026	B	912,240
2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,106,540
						7,050,650

California—19.0%
175,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2027	07/01/2027		208,358
315,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2028	07/01/2027	A	373,061
300,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2029	07/01/2027	A	353,952
325,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2030	07/01/2027	A	381,423
310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2031	07/01/2027	A	362,446
310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2032	07/01/2027	A	361,351
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,546
100,000	Atwater, CA Wastewater[1]	5.000	05/01/2033	05/01/2027	A	115,616
1,000,000	Baldwin Park, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,168,850

15 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,550,000	Beaumont, CA Financing Authority, Series B	5.000%	09/01/2028	09/01/2023	A	$1,687,578
2,250,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	04/29/2018	A	2,269,890
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	457,981
2,000,000	CA GO1	5.000	08/01/2031	02/01/2025	A	2,293,060
5,000	CA GO1	6.000	08/01/2020	08/01/2018	A	5,075
410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	429,910
3,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	04/14/2018	A	3,003,000
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	550,445
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,131,750
125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	04/29/2018	A	125,360
15,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	04/29/2018	A	15,047
340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	360,699
1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026	A	1,414,450
2,000,000	CA Statewide CDA (DHlth/ BMH/CmntyHOSB/MSrH/SFMH/ SNVMMH/CMF Obligated Group)[1]	5.625	07/01/2035	07/01/2018	A	2,021,380
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2018		102,034
1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,736,835
100,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		100,863
100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		104,208
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	113,576
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	556,090
995,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,068,799
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	555,765
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	531,195
500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	549,165
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	267,770

16 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000%	10/01/2028	10/01/2025	A	$1,849,434
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	114,041
500,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	558,290
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	542,896
2,830,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	A	3,232,115
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	541,015
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	276,947
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	276,435
1,375,000	Riverside County, CA Public Financing Authority[1]	5.000	10/01/2029	10/01/2025	A	1,583,244
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		109,670
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2018	A	414,540
1,000,000	Sacramento, CA City Unified School District[1]	5.000	07/01/2030	07/01/2024	A	1,149,910
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		45,943
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		204,192
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		259,955
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		378,049
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	565,344
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	281,160
1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,077,125
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		584,303
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	564,465
2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,395,016
120,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	124,885
50,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	51,820
1,470,000	West Kern, CA Community College District[1]	5.000	11/01/2026	11/01/2025	A	1,723,340

17 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Westlands, CA Water District[1]	5.000%	09/01/2026	09/01/2022	A	$111,440
20,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	22,244
80,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	90,373
1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,119,906
						45,035,625

Colorado—0.7%
360,000	BNC, CO Metropolitan District No. 1[1]	5.000	12/01/2032	12/01/2027	A	409,622
525,000	Brighton Crossing, CO Metropolitan District No. 4	5.000	12/01/2037	12/01/2025	A	540,792
250,000	Interquest South, CO Business Improvement District	4.500	12/01/2030	07/28/2026	B	248,555
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		542,270
						1,741,239

Connecticut—0.1%
245,000	CT H&EFA (Yale University)[1]	5.000	07/01/2040	07/01/2018	A	247,102

District of Columbia—0.1%
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	10/01/2022	A	307,266

Florida—5.4%
175,000	FL Board of Governors (State University System of Florida)[1]	6.250	07/01/2028	07/01/2018	A	178,754
500,000	FL Capital Trust Agency (Sarasota-Manatee Jewish Hsq. Council)	5.000	07/01/2032	07/01/2027	A	525,655
510,000	FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2037	10/15/2027	A	516,543
865,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	07/01/2020	A	909,227
250,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	274,722
1,000,000	Lee County, FL IDA (VOA Lee County Health Care Facility)	5.375	12/01/2032	12/01/2027	A	1,014,600
1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,104,620
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,119,090
1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,122,680
265,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	10/14/2022	A	285,530
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	548,435

18 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$3,000,000	Palm Beach County, FL HFA (ARLC/LVE/AT/ASCS/AMS Obligated Group)[1]	5.000%	11/15/2032	11/15/2026	A	$3,367,710
175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	04/29/2018	A	175,445
500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	550,450
						12,693,461

Georgia—0.9%
35,000	Atlanta, GA HDC (Bedford Tower)[1]	6.350	01/01/2023	04/29/2018	A	35,440
15,000	College Park, GA (Atlanta International Airport)[1]	4.500	01/01/2031	04/29/2018	A	15,028
350,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	360,314
180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	181,606
40,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	04/29/2018	A	40,101
875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	968,704
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	544,455
						2,145,648

Illinois—4.6%
720,000	Berwyn, IL GO1	5.000	12/01/2028	12/01/2018	A	733,284
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	04/29/2018	A	100,419
1,000,000	Chicago, IL Board of Education[1]	5.750	04/01/2035	04/01/2027	A	1,140,030
525,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	07/08/2019	B	544,346
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	01/01/2025	A	3,379,380
20,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	04/29/2018	A	20,057
500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.250	12/01/2026	12/01/2023	A	543,220
350,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	371,297
175,000	Franklin Park, IL GO1	6.250	07/01/2030	07/01/2021	A	196,717
1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	04/29/2018	A	1,002,220
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ/ABBHH/ABHN/SP/StAMC Obligated Group)	5.250	01/01/2022	04/14/2018	A	150,167
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000	11/15/2029	05/15/2019	A	158,702
50,000	IL Finance Authority (RUMC/ RNSMC/RCMC Obligated Group)[1]	5.250	11/01/2035	11/01/2018	A	51,060

19 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$2,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500%		06/15/2029	12/11/2026	B	$2,230,680
35,000	Markham, IL GO1	5.250		01/01/2023	04/29/2018	A	35,066
240,000	Stone Park, IL GO	4.800		02/01/2021	04/29/2018	A	240,168
							10,896,813

Indiana—0.4%
200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500		01/01/2026	08/17/2023	B	192,694
710,000	Terre Haute, IN Multifamily Hsg. (Silver Birch of Terre Haute)	5.100		01/01/2032	07/04/2027	B	690,802
							883,496

Iowa—0.1%
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600	[5]	06/01/2034	04/29/2018	A	252,328

Kentucky—1.2%
1,000,000	Fayette County, KY School District[1]	5.000		08/01/2031	08/01/2025	A	1,118,780
100,000	KY EDFA (Ashland Hospital)[1]	6.000		02/01/2033	04/29/2018	A	100,210
1,345,000	KY Municipal Power Agency[1]	5.000		09/01/2028	09/01/2025	A	1,520,617
							2,739,607

Louisiana—2.7%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000		06/01/2036	06/01/2025	A	1,552,399
2,545,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000		05/15/2034	05/15/2026	A	2,841,187
250,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2028	07/01/2027	A	291,632
400,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2029	07/01/2027	A	463,100
500,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000		07/01/2030	07/01/2027	A	575,830
90,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2026	05/15/2018	A	90,595
500,000	New Orleans, LA Sewage Service[1]	5.000		06/01/2026	06/01/2024	A	566,980
							6,381,723

Maryland—1.4%
325,000	Baltimore, MD Convention Center[1]	5.000		09/01/2019	04/29/2018	A	325,650
2,500,000	Baltimore, MD Water[1]	5.000		07/01/2033	01/01/2027	A	2,888,200

20 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Maryland (Continued)
$40,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125%		09/01/2030	03/01/2021	A	$41,998
							3,255,848

Massachusetts—0.2%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		250,000
120,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000		07/01/2031	07/01/2021	A	130,304
130,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000		07/01/2031	07/01/2021	A	142,618
							522,922

Michigan—2.6%
75,000	Charyl Stockwell Academy, MI Public School Academy	4.875		10/01/2023	05/22/2021	B	75,269
500,000	Detroit, MI Sewer Disposal System[1]	5.250		07/01/2023	04/29/2018	A	501,360
100,000	Grand Rapids, MI Building Authority[1]	5.000		10/01/2028	04/29/2018	A	100,249
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	07/01/2024	A	1,125,190
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	07/01/2024	A	1,120,930
750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2029	07/01/2025	A	845,423
245,000	MI Finance Authority (Sparrow Health)[1]	5.000		11/15/2032	05/15/2025	A	275,348
5,000	MI Municipal Bond Authority[1]	6.000		11/01/2020	04/29/2018	A	5,016
1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000		11/01/2026	05/07/2026	B	2,076,598
							6,125,383

Minnesota—1.0%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750		08/01/2030	09/28/2025	B	497,340
2,000,000	Kanabec County, MN Healthcare (Firstlight Health)	2.750		12/01/2019	12/01/2018	A	2,001,140
							2,498,480

Mississippi—1.6%
570,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[2]	09/01/2028	04/29/2018	A	571,448
290,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	04/24/2018	A	290,568
2,025,000	MS Devel. Bank (Gulfport Public Improvement)[1]	5.000		11/01/2030	11/01/2027	A	2,323,586

21 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875%	04/01/2026	04/01/2021	A	$579,450
						3,765,052

Missouri—1.8%
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)[1]	5.000	12/01/2031	12/01/2024	A	1,748,531
115,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	03/10/2023	B	118,699
20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	04/29/2018	A	20,051
65,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2020	04/29/2018	A	65,170
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	04/29/2018	A	40,114
1,285,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[3]	4.000	10/01/2028	10/01/2028		1,247,427
1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000	07/15/2030	07/15/2024	A	1,125,300
						4,365,292

Montana—0.0%
55,000	Kalispell, MT Hsg. & Healthcare (Immanuel Lutheran Corp.)	3.400	11/15/2022	11/15/2018	A	55,075

Nevada—0.2%
65,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		69,874
200,000	North Las Vegas, NV GO1	5.000	05/01/2024	04/29/2018	A	200,218
255,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	04/29/2018	A	255,316
						525,408

New Jersey—6.9%
250,000	Atlantic City NJ GO1	5.000	03/01/2032	03/01/2027	A	282,162
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	04/29/2018	A	15,033
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2027	11/01/2024	A	1,099,140
1,000,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,094,450
2,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2025		2,189,380
250,000	NJ EDA(Provident Group-Rowan Properties)[1]	5.000	01/01/2030	01/01/2025	A	270,425
305,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2026	03/01/2023	A	325,469
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,084,060

22 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125%		07/01/2028	07/01/2018	A	$50,438
395,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2032	07/01/2027	A	438,466
415,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2033	07/01/2027	A	458,944
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2035	07/01/2027	A	1,099,300
60,000	NJ Higher Education Assistance Authority[1]	5.000		12/01/2025	12/01/2019	A	62,552
2,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	04/14/2018	A	2,006,480
6,480,000	NJ Tobacco Settlement Financing Corp.	5.300	[4]	06/01/2041	04/14/2018	A	1,785,888
2,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2023	06/15/2023		2,179,100
250,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2027	06/15/2021	A	264,432
710,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2030	06/15/2023	A	760,545
250,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2032	12/15/2024	A	270,943
500,000	South Jersey, NJ Transportation Authority[1]	5.000		11/01/2028	11/01/2024	A	558,965
							16,296,172

New Mexico—0.3%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000		06/01/2023	04/29/2018	A	626,694

New York—9.5%
500,000	Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)[1]	5.000		06/01/2037	06/01/2027	A	528,960
100,000	L.I., NY Power Authority[1]	5.000		04/01/2023	04/01/2019	A	103,341
500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250	[5]	06/01/2026	04/14/2018	A	500,070
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000		07/01/2035	07/01/2025	A	380,285
280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2027	06/01/2026	A	318,307
270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2030	06/01/2026	A	302,389
250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2031	06/01/2026	A	278,852
1,875,000	NY MTA, Series C-1[1]	5.000		11/15/2031	11/15/2025	A	2,145,056
2,500,000	NY MTA, Series C-1[1]	5.250		11/15/2031	11/15/2025	A	2,938,050
1,000,000	NYC GO1	5.000		08/01/2029	02/01/2025	A	1,145,190

23 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$150,000	NYC GO1	5.250%	09/01/2022	09/01/2018	A	$152,244
2,250,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	03/01/2019	A	2,355,413
300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2024	12/01/2024		334,245
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	04/29/2018	A	35,044
2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,339,700
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2034	07/01/2025	A	3,375,450
1,405,000	NYS DA (The New School)[1]	5.000	07/01/2036	01/01/2027	A	1,580,527
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	509,065
2,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		2,006,240
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	04/29/2018	A	1,285,842
						22,614,270

North Carolina—0.5%
1,170,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)	5.000	06/01/2028	04/29/2018	A	1,172,644

Ohio—3.5%
3,330,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	06/01/2030		3,313,983
2,070,000	Greene County, OH Hospital Facility (KHN/KMCtr/DOH/BMCtr Obligated Group[1]	5.375	04/01/2034	04/01/2019	A	2,144,913
460,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	10/01/2018	A	464,931
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	256,773
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500	12/01/2029	12/01/2024	A	385,140
1,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2031	05/15/2023	A	1,675,200
						8,240,940

Oklahoma—0.5%
1,000,000	OK Devel. Finance Authority (OU Medicine)[1,3]	5.000	08/15/2033	08/15/2028	A	1,113,760

Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	271,845

24 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000%	12/01/2025	12/01/2025		$334,887
250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	281,377
						888,109
Pennsylvania—14.1%
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,042,570
1,440,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2029	05/01/2026	A	1,610,136
1,465,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2031	05/01/2026	A	1,627,132
500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2025	09/25/2022	B	537,285
845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	940,603
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,685,925
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	562,910
190,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	203,636
1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,280,000
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2033	06/01/2028	A	2,240,040
1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,676,940
2,000,000	PA Public School Building Authority (Philadelphia Community College)[1]	5.000	06/15/2026	06/15/2025	A	2,264,120
3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,383,760
1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,204,620
3,000,000	PA Turnpike Commission[1]	5.000	12/01/2034	12/01/2027	A	3,402,900
2,500,000	PA Turnpike Commission[1]	5.000	12/01/2038	12/01/2027	A	2,807,225
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	284,385
1,000,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000	12/01/2035	06/01/2027	A	1,111,680
1,310,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000	12/01/2037	06/01/2027	A	1,449,829
1,000,000	Philadelphia, PA Authority for Industrial Devel. (La Salle University)[1]	5.000	05/01/2034	11/01/2027	A	1,108,260

25        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$40,000	Philadelphia, PA Hsg. Authority[1]	5.500%	12/01/2019	04/29/2018	A	$40,117
745,000	Philadelphia, PA School District[1,3]	5.000	09/01/2025	09/01/2025		845,471
510,000	Philadelphia, PA School District[1,3]	5.000	09/01/2032	09/01/2028	A	577,447
30,000	Reading, PA School District[1]	5.000	03/01/2035	03/01/2027	A	33,835
25,000	Reading, PA School District[1]	5.000	03/01/2036	03/01/2027	A	28,134
110,000	Scranton, PA School District[1]	5.000	12/01/2032	12/01/2027	A	125,357
90,000	Scranton, PA School District[1]	5.000	12/01/2033	12/01/2027	A	102,166
225,000	Washington County, PA Redevel. Authority[1]	5.000	07/01/2028	02/22/2026	A	235,832
500,000	West Shore, PA Area Authority (ML/MFS/MLCSS/Mhome/CAHA Obligated Group)[1]	5.000	07/01/2030	07/01/2025	A	539,960
500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	573,270
						33,525,545
Rhode Island—0.2%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	552,540
35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	04/29/2018	A	35,099
						587,639
South Carolina—1.2%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	558,865
2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2030	01/01/2025	A	2,224,440
						2,783,305
South Dakota—0.3%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	604,142

Tennessee—1.0%
1,305,000	Chattanooga-Hamilton County, TN Hospital Authority[1]	5.000	10/01/2039	10/01/2024	A	1,407,612
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	557,950
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		322,392
						2,287,954
Texas—9.5%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,699,785
125,000	Arlington, TX Higher Education Finance Corp. (UMEP)	4.550	08/15/2028	02/11/2026	B	124,687

26 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$115,000	Arlington, TX Higher Education Finance Corp. (UMEP)	5.000%	08/15/2038	07/10/2034	B	$114,847
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	71,013
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,047,170
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	134,472
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	134,374
35,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	04/29/2018	A	35,083
1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,115,370
2,500,000	Houston, TX Airport System[1]	5.250	07/01/2029	07/01/2018	A	2,521,775
2,000,000	Houston, TX Airport System[1]	5.500	07/01/2039	07/01/2018	A	2,018,640
250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	286,553
20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	04/29/2018	A	20,051
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	356,167
670,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	703,292
100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	04/29/2018	A	100,267
225,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	05/15/2019	A	225,151
635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/ CHST/CSRHCC/CHALT Obligated Group)[1]	6.250	07/01/2028	01/01/2019	A	654,914
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	551,815
3,800,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	4,453,676
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		150,414
2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,335,220
665,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	803,347

27       OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$1,005,000	Viridian, TX Municipal Management District[1]	6.000%	12/01/2029	12/01/2024	A	$1,214,080
920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,112,648
500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	604,700
						22,589,511
Vermont—0.9%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,108,270
250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		273,952
250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	275,165
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000	11/01/2028	11/01/2022	A	559,025
						2,216,412
Washington—0.7%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	04/29/2018	A	25,002
500,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2033	10/01/2018	A	512,340
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	557,075
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	529,410
						1,623,827
Wisconsin—1.1%
2,000,000	WI H&EFA (Ascension Health Credit Group)[1]	4.000	11/15/2036	05/15/2026	A	2,061,500
500,00	Wl H&EFA (Marshfield Clinic)[1]	5.000	02/15/2028	02/15/2022	A	540,410
						2,601,910
Total Investments, at Value (Cost $234,804,280)—100.0%						236,954,394
Net Other Assets (Liabilities)—0.0						5,545

Net Assets—100.0%						$236,959,939

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to applicable optional call date.

28 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABBHH	Alexian Brothers Behavioral Health Hospital
ABHN	Alexian Brothers Hospital Network
ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMS	ACTS Management Services, Inc.
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASUN	Arizona State University
AT	Azalea Trace, Inc.
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BMCtr	Beavercreek Medical Center
BMH	Bakersfield Memorial Hospital
CAHA	Capital Area Health Associates
CDA	Communities Devel. Authority
CHALT	Christus Health Ark-La-Tex
CHF	City Hospital Foundation
CHGC	Christus Health Gulf Coast
CHlth	Christus Health
CHST	Christus Health Southeast Texas
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
DA	Dormitory Authority
DHlth	Dignity Health
DHR	Department of Human Resources
DOH	Dayton Osteopathic Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority

29 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
KHN	Kettering Health Network
KMCtr	Kettering Medical Center
L.I.	Long Island
LVE	Lanier Village Estates, Inc.
MFS	Messiah Family Services
Mhome	Messiah Home
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MSrH	Mercy Senior Housing
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SFMH	St. Francis Memorial Hospital
SHouse	Simpson House
SM	Simpson Meadows
SMSvcs	Simpson Management Services
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SP	Savelli Properties
SRC	Simpson Retirement Communities
SSS	Simpson Senior Services
StAMC	St. Alexius Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UMEP	UME Preparatory Academy
VOA	Volunteers of America

See accompanying Notes to Financial Statements.

30 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2018 Unaudited

Assets
Investments, at value (cost $234,804,280)—see accompanying statement of investments	$236,954,394

Cash	101,785

Receivables and other assets:
Investments sold (including $5,126,184 sold on a when-issued or delayed delivery basis)	8,641,965
Interest	3,369,491
Shares of beneficial interest sold	133,787
Other	95,294

Total assets	249,296,716

Liabilities
Payables and other liabilities:
Payable for borrowings (See Note 9)	8,100,000
Investments purchased on a when-issued or delayed delivery basis	3,606,536
Shares of beneficial interest redeemed	464,700
Dividends	64,022
Distribution and service plan fees	37,479
Shareholder communications	9,520
Interest expense on borrowings	9,049
Trustees’ compensation	3,941
Other	41,530

Total liabilities	12,336,777

Net Assets	$236,959,939

Composition of Net Assets
Par value of shares of beneficial interest	$54,330

Additional paid-in capital	237,059,295

Accumulated net investment income	955,257

Accumulated net realized loss on investments	(3,259,057)

Net unrealized appreciation on investments	2,150,114

Net Assets	$236,959,939

31 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $134,915,519 and 30,928,285 shares of beneficial interest outstanding)

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)

	$ $	4.36 4.46

Class C Shares: Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,273,675 and 9,475,114 shares of beneficial interest outstanding)		$4.36

Class Y Shares: Net asset value, redemption price and offering price per share (based on net assets of $60,770,745 and 13,926,176 shares of beneficial interest outstanding)		$4.36

See accompanying Notes to Financial Statements.

32 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended March 31, 2018 Unaudited

Investment Income
Interest	$4,084,904

Expenses
Management fees	712,445

Distribution and service plan fees:
Class A	168,265
Class C	208,741

Transfer and shareholder servicing agent fees:
Class A	67,530
Class C	20,882
Class Y	32,058

Shareholder communications:
Class A	4,233
Class C	2,382
Class Y	2,630

Borrowing fees	90,802

Interest expense on borrowings	22,860

Trustees’ compensation	1,607

Custodian fees and expenses	640

Other	30,900

Total expenses	1,365,975
Less waivers and reimbursements of expenses	(17,183)

Net expenses	1,348,792

Net Investment Income	2,736,112

Realized and Unrealized Loss
Net realized loss on investment transactions	(430,654)

Net change in unrealized appreciation/depreciation on investment transactions	(3,529,738)

Net Decrease in Net Assets Resulting from Operations	$(1,224,280)

See accompanying Notes to Financial Statements.

33 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Operations
Net investment income	$2,736,112	$5,159,929

Net realized loss	(430,654)	(1,601,976)

Net change in unrealized appreciation/depreciation	(3,529,738)	(4,398,830)

Net decrease in net assets resulting from operations	(1,224,280)	(840,877)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,478,556)	(2,712,234)
Class C	(296,072)	(483,065)
Class Y	(772,777)	(1,153,393)

	(2,547,405)	(4,348,692)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	13,170,593	(39,765,813)
Class C	4,811,291	(9,950,325)
Class Y	2,538,017	5,911,425

	20,519,901	(43,804,713)

Net Assets
Total increase (decrease)	16,748,216	(48,994,282)

Beginning of period	220,211,723	269,206,005

End of period (including accumulated net investment income of $955,257 and $766,550, respectively)	$236,959,939	$220,211,723

See accompanying Notes to Financial Statements.

34 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$4.43	$4.50	$4.29	$4.28	$4.08	$4.33

Income (loss) from investment operations:
Net investment income[2]	0.05	0.10	0.09	0.10	0.13	0.12
Net realized and unrealized gain (loss)	(0.07)	(0.08)	0.21	0.02	0.19	(0.25)

Total from investment operations	(0.02)	0.02	0.30	0.12	0.32	(0.13)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.09)	(0.09)	(0.11)	(0.12)	(0.12)

Net asset value, end of period	$ 4.36	$ 4.43	$ 4.50	$ 4.29	$ 4.28	$ 4.08

Total Return, at Net Asset Value[3]	(0.50)%	0.44%	7.10%	2.94%	7.78%	(3.18)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,915	$123,839	$166,994	$93,966	$43,489	$47,315

Average net assets (in thousands)	$135,526	$135,493	$135,238	$55,240	$46,841	$49,397

Ratios to average net assets:[4]
Net investment income	2.35%	2.36%	2.00%	2.42%	3.00%	2.78%
Expenses excluding specific expenses listed below	0.97%	0.99%	0.99%	1.03%	1.06%	1.05%
Interest and fees from borrowings	0.09%	0.10%	0.07%	0.15%	0.14%	0.05%

Total expenses	1.06%	1.09%	1.06%	1.18%	1.20%	1.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.05%	1.02%	1.09%	1.09%	1.00%

Portfolio turnover rate	22%	25%	24%	56%	40%	33%

35 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

36 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Class C	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$4.42	$4.49	$4.29	$4.28	$4.08	$4.33

Income (loss) from investment operations: Net investment income[2]	0.03	0.07	0.05	0.07	0.09	0.09
Net realized and unrealized gain (loss)	(0.06)	(0.09)	0.21	0.02	0.19	(0.25)

Total from investment operations	(0.03)	(0.02)	0.26	0.09	0.28	(0.16)

Dividends and/or distributions to shareholders: Dividends from net investment income	(0.03)	(0.05)	(0.06)	(0.08)	(0.08)	(0.09)

Net asset value, end of period	$4.36	$4.42	$4.49	$4.29	$4.28	$4.08

Total Return, at Net Asset Value[3]	(0.66)%	(0.34)%	6.04%	2.23%	6.95%	(3.86)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,274	$37,126	$48,103	$25,703	$12,842	$11,010

Average net assets (in thousands)	$41,923	$39,435	$38,334	$16,536	$11,648	$13,360

Ratios to average net assets:[4]
Net investment income	1.57%	1.57%	1.22%	1.66%	2.21%	2.00%
Expenses excluding specific expenses listed below	1.73%	1.75%	1.74%	1.79%	1.85%	1.85%
Interest and fees from borrowings	0.09%	0.10%	0.07%	0.15%	0.14%	0.05%

Total expenses	1.82%	1.85%	1.81%	1.94%	1.99%	1.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%[5]	1.83%	1.80%	1.87%	1.87%	1.78%

Portfolio turnover rate	22%	25%	24%	56%	40%	33%

37 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

38 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Class Y	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]	Year Ended September 30, 2014[1]	Year Ended September 30, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$4.43	$4.50	$4.30	$4.28	$4.08	$4.33

Income (loss) from investment operations: Net investment income[2]	0.06	0.11	0.10	0.12	0.13	0.13
Net realized and unrealized gain (loss)	(0.08)	(0.08)	0.20	0.02	0.19	(0.25)

Total from investment operations	(0.02)	0.03	0.30	0.14	0.32	(0.12)

Dividends and/or distributions to shareholders: Dividends from net investment income	(0.05)	(0.10)	(0.10)	(0.12)	(0.12)	(0.13)

Net asset value, end of period	$4.36	$4.43	$4.50	$4.30	$4.28	$4.08

Total Return, at Net Asset Value[3]	(0.39)%	0.66%	7.08%	3.41%	8.01%	(2.95)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,771	$59,247	$54,109	$20,589	$7,719	$3,543

Average net assets (in thousands)	$64,310	$51,840	$35,292	$9,772	$4,089	$3,326

Ratios to average net assets:[4]
Net investment income	2.57%	2.60%	2.19%	2.69%	3.17%	3.02%
Expenses excluding specific expenses listed below	0.73%	0.75%	0.74%	0.80%	0.80%	0.78%
Interest and fees from borrowings	0.09%	0.10%	0.07%	0.15%	0.14%	0.05%

Total expenses	0.82%	0.85%	0.81%	0.95%	0.94%	0.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%[5]	0.83%	0.80%	0.87%	0.87%	0.78%

Portfolio turnover rate	22%	25%	24%	56%	40%	33%

39 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

40 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

41 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended September 30, 2017, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended September 30, 2017 capital loss carryforwards are included in the table below. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
No expiration	$2,828,402

At period end, it is estimated that the capital loss carryforwards would be $3,259,056, which will not expire. The estimated capital loss carryforward represents the carryforward as of the

42 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$234,804,281

Gross unrealized appreciation	$3,794,948
Gross unrealized depreciation	(1,644,834)

Net unrealized appreciation	$2,150,114

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

43 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

44 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$5,693,142	$—	$5,693,142
Arizona	—	7,050,650	—	7,050,650
California	—	45,035,625	—	45,035,625
Colorado	—	1,741,239	—	1,741,239
Connecticut	—	247,102	—	247,102
District of Columbia	—	307,266	—	307,266
Florida	—	12,693,461	—	12,693,461
Georgia	—	2,145,648	—	2,145,648
Illinois	—	10,896,813	—	10,896,813
Indiana	—	883,496	—	883,496
Iowa	—	252,328	—	252,328
Kentucky	—	2,739,607	—	2,739,607
Louisiana	—	6,381,723	—	6,381,723
Maryland	—	3,255,848	—	3,255,848
Massachusetts	—	522,922	—	522,922
Michigan	—	6,125,383	—	6,125,383
Minnesota	—	2,498,480	—	2,498,480
Mississippi	—	3,765,052	—	3,765,052
Missouri	—	4,365,292	—	4,365,292
Montana	—	55,075	—	55,075
Nevada	—	525,408	—	525,408
New Jersey	—	16,296,172	—	16,296,172
New Mexico	—	626,694	—	626,694
New York	—	22,614,270	—	22,614,270
North Carolina	—	1,172,644	—	1,172,644
Ohio	—	8,240,940	—	8,240,940
Oklahoma	—	1,113,760	—	1,113,760
Oregon	—	888,109	—	888,109
Pennsylvania	—	33,525,545	—	33,525,545
Rhode Island	—	587,639	—	587,639
South Carolina	—	2,783,305	—	2,783,305

45 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
South Dakota	$—	$604,142	$—	$604,142
Tennessee	—	2,287,954	—	2,287,954
Texas	—	22,589,511	—	22,589,511
Vermont	—	2,216,412	—	2,216,412
Washington	—	1,623,827	—	1,623,827
Wisconsin	—	2,601,910	—	2,601,910

Total Assets	$—	$236,954,394	$—	$236,954,394

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$3,606,536
Sold securities	5,126,184

Concentration Risk. There are certain risks arising from geographic concentration in any

46 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

4. Investments and Risks (Continued)

state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

47 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	7,330,271	$32,419,786	6,562,323	$28,586,920
Dividends and/or distributions reinvested	324,160	1,427,682	586,953	2,557,792
Redeemed	(4,687,005)	(20,676,875)	(16,337,110)	(70,910,525)
Net increase (decrease)	2,967,426	$13,170,593	(9,187,834)	$(39,765,813)

Class C
Sold	2,561,704	$11,318,918	1,410,329	$6,130,177
Dividends and/or distributions reinvested	64,259	282,582	104,829	456,317
Redeemed	(1,545,597)	(6,790,209)	(3,835,876)	(16,536,819)
Net increase (decrease)	1,080,366	$4,811,291	(2,320,718)	$(9,950,325)

Class Y
Sold	3,980,414	$17,615,657	6,201,119	$27,031,334
Dividends and/or distributions reinvested	174,004	766,781	260,766	1,138,287
Redeemed	(3,598,845)	(15,844,421)	(5,120,740)	(22,258,196)
Net increase	555,573	$2,538,017	1,341,145	$5,911,425

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$77,894,226	$51,332,546

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35

The Fund’s effective management fee for the reporting period was 0.59% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment

48 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

8. Fees and Other Transactions with Affiliates (Continued)

management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A

49 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
March 31, 2018	$7,447	$1,065	$1,614

Waivers and Reimbursements of Expenses. The Manager has voluntary agreed to waive fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding interest and fees from borrowings, will not exceed 0.95% of average annual net assets for Class A shares, 1.73% of average annual net assets for Class C shares and 0.73% of average annual net assets for Class Y shares.

During the reporting period, the Manager reimbursed the Fund as follows:

Class A	$16,451
Class C	651
Class Y	81

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its

50 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

9. Borrowings and Other Financing (Continued)

total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.8629% at period end). The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had borrowings outstanding at an interest rate of 1.8629%.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$2,769,780
Average Daily Interest Rate	1.594%
Fees Paid	$109,892
Interest Paid	$14,151

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with

51 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$15,584

52 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

53 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth S. Mossow, Vice President
Richard A. Stein, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

54 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

55 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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63 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

OppenheimerFunds®

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677
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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0636.001.0318 May 25, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)        (1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/18/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/18/2018
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/18/2018